Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001843749
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A